Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Schedule of Company's Charter Revenues	For the six months ended June 30, Charterer 2025 2024 Cargill International SA 12% * Nippon Yusen Kaisha 18% * *Less than 10%
Schedule of Other Fair Value Measurements

December 31,
2024
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in related party 4,415 4,235 - 180
Total

recurring fair value measurements
$ 4,415 $ 4,235 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 1,802 $ 1,802 $ -
Interest rate swap, liability 165 - 165
Total

recurring fair value measurements
$ 1,967 $ 1,802 $ 165
June 30, 2025
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities 24,353 24,353 - -
Investments in related party $ 6,895 $ 6,715 $ - $ 180
Total

recurring fair value measurements
$ 31,248 $ 31,068 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 1,297 $ 1,297 $ -
Interest rate swap, liability 391 - 391
Total

recurring fair value measurements
$ 1,688 $ 1,297 $ 391